Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	$ 192,209	$ 120,752	$ 90,529
Unbilled revenues, net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	86,795	50,073	31,629
Trade receivables, net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	40,342	13,449	9,660
Indirect taxes receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	39,142	45,961	36,821
Accrued interest
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	13,067	7,563	5,754
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	$ 12,863	$ 3,706	$ 6,665